J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Long/Short ETF

Prospectus dated January 17, 2018, as supplemented

JPMorgan Diversified Return Emerging Markets Equity ETF

JPMorgan Diversified Return Europe Equity ETF

JPMorgan Diversified Return Global Equity ETF

JPMorgan Diversified Return International Equity ETF

JPMorgan Diversified Return U.S. Equity ETF

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

JPMorgan Diversified Return U.S. Small Cap Equity ETF

Prospectus dated March 1, 2018, as supplemented

JPMorgan Disciplined High Yield ETF

Prospectus dated July 1, 2018

JPMorgan Ultra-Short Income ETF

Prospectus dated July 1, 2018, as supplemented

JPMorgan USD Emerging Markets Sovereign Bond ETF

Prospectus dated July 1, 2018, as supplemented

JPMorgan U.S. Dividend ETF

JPMorgan U.S. Minimum Volatility ETF

JPMorgan U.S. Momentum Factor ETF

JPMorgan U.S. Quality Factor ETF

JPMorgan U.S. Value Factor ETF

Prospectus dated November 3, 2017, as supplemented

JPMorgan Event Driven ETF

Prospectus dated November 27, 2017, as supplemented

Supplement dated October 5, 2018

to the Summary Prospectuses and Prospectuses as dated above

Use of Securities Lending. Effective immediately, the Funds may engage in securities lending. Securities lending is not a principal investment strategy of the Funds. In connection with the use of securities lending, the following will be added to the end of the footnote under the “Annual Fund Operating Expenses” table in “Fees and Expenses of the Fund” in the Risk/Return Summary for each Fund:

To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

In addition, the following paragraph is added as a new paragraph under “Additional Information About the Fund(s)’ Investments Strategies” in the “More About the Fund(s)” section of the prospectuses:

Securities Lending. Each Fund may engage in securities lending to increase its income. Securities lending involves the lending of securities owned by a Fund to financial institutions such as certain broker-dealers in exchange for cash collateral. The Fund may invest cash collateral in one or more money market funds advised by the adviser or its affiliates and from which the adviser or its affiliates may receive fees. During the term of the loan, the Fund is entitled to receive amounts equivalent to distributions paid on the loaned securities as well as the return on the cash collateral investments. Upon termination of the loan, the Fund is required to return the cash collateral to the borrower plus any agreed upon rebate. Cash collateral investments will be subject to market depreciation or appreciation, and a Fund will be responsible for any loss that might result from its investment of cash collateral. If the adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1/3% of the value of the total assets of a Fund. Loan collateral (including any investment of that collateral) is not subject to the percentage limitations regarding a Fund’s investments described elsewhere in this Prospectus.

In addition, the following paragraph is added as a new paragraph under “Additional Risks for the Fund(s)” in the “More About the Fund(s)” section of the prospectuses:

Securities Lending Risk. Each Fund may engage in securities lending. Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults. This risk is increased when a Fund’s loans are concentrated with a single or limited number of borrowers. In addition, the Fund

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bears the risk of loss in connection with its investments of the cash collateral it receives from the borrower. To the extent that the value or return of the Fund’s investments of the cash collateral declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. In situations where the adviser does not believe that it is prudent to sell the cash collateral investments in the market, the Fund may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause the Fund to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

In addition, the following disclosure replaces the fourth paragraph under “Taxes on Distributions” under “Shareholder Information”:

Distributions of net investment income generally are taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder that are properly reported as qualified dividend income generally will be taxable to such shareholder at a maximum individual federal income tax rate applicable to “qualified dividend income” of either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. The amount of dividend income that may be so reported by a Fund generally will be limited to the aggregate of the eligible dividends received by each Fund. In addition, a Fund must meet certain holding period and other requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period and other requirements with respect to the Fund. The amount of a Fund’s distributions that would otherwise qualify for this favorable tax treatment may be reduced as a result of a Fund’s securities lending activities or high portfolio turnover rate. Dividends of net investment income that are not reported as qualified dividend income and dividends of net short-term capital gain will be taxable to a U.S. shareholder as ordinary income.

In addition, to the extent that a Fund includes a paragraph under “Taxes on Distributions” under “Shareholder Information” concerning “foreign withholding or other foreign taxes,” the following shall replace the last sentence of such paragraph:

Any foreign tax withheld on payments made “in lieu of” dividends or interest with respect to loaned securities will not qualify for the pass-through of foreign tax credits to shareholders. Although in some cases a Fund (or an Underlying Fund as applicable) may be able to apply for a refund or a portion of such taxes, the ability to successfully obtain such a refund may be uncertain.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Long/Short ETF

Statement of Additional Information dated January 17, 2018, as supplemented

JPMorgan Diversified Return Emerging Markets Equity ETF

JPMorgan Diversified Return Europe Equity ETF

JPMorgan Diversified Return Global Equity ETF

JPMorgan Diversified Return International Equity ETF

JPMorgan Diversified Return U.S. Equity ETF

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

JPMorgan Diversified Return U.S. Small Cap Equity ETF

Statement of Additional Information dated March 1, 2018, as supplemented

JPMorgan Disciplined High Yield ETF

Statement of Additional Information dated July 1, 2018

JPMorgan Ultra-Short Income ETF

Statement of Additional Information dated July 1, 2018

JPMorgan USD Emerging Markets Sovereign Bond ETF

Statement of Additional Information dated July 1, 2018

JPMorgan U.S. Dividend ETF

JPMorgan U.S. Minimum Volatility ETF

JPMorgan U.S. Momentum Factor ETF

JPMorgan U.S. Quality Factor ETF

JPMorgan U.S. Value Factor ETF

Statement of Additional Information dated November 3, 2017, as supplemented

JPMorgan Event Driven ETF

Statement of Additional Information dated November 27, 2017, as supplemented

Supplement dated October 5, 2018

to the Statements of Additional Information as dated above

Effective immediately, each of the Funds may engage in securities lending. The following new disclosure is added to the Statement of Additional Information Part II immediately preceding “Short Selling”:

Securities Lending

To generate additional income, certain Funds may lend up to 33  1/3% of such Fund’s total assets pursuant to agreements requiring that the loan be continuously secured by collateral equal to at least 100% of the market value plus accrued interest on the securities lent. The Funds use Citibank, N.A. (“Citibank”) as their securities lending agent. Pursuant to a Third Party Securities Lending Rider to the Custody Agreement between JPMorgan Chase Bank, Citibank and the Funds (the “Third Party Securities Lending Rider”) approved by the Board of Trustees, Citibank compensates JPMorgan Chase Bank for certain custodial services provided by JPMorgan Chase Bank in connection with the Funds’ use of Citibank as securities lending agent.

Pursuant to the Global Securities Lending Agency Agreement approved by the Board of Trustees between Citibank and the Trust on behalf of the applicable Funds, severally and not jointly (the “Securities Lending Agency Agreement”), collateral for loans will consist only of cash. The Funds receive payments from the borrowers equivalent to the dividends and interest that would have been earned on the securities lent. For loans secured by cash, the Funds seek to earn interest on the investment of cash collateral in investments permitted by the Securities Lending Agency Agreement. Under the Securities Lending Agency Agreement, cash collateral may be invested in IM Shares of JPMorgan Prime Money Market Fund, JPMorgan U.S. Government Money Market Fund and Class Agency SL of JPMorgan Securities Lending Money Market Fund.

Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for non-U.S. securities). Loans are subject to termination by a Fund or the borrower at any time, and are therefore not

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considered to be illiquid investments. A Fund does not have the right to vote proxies for securities on loan over a record date for such proxies. However, if the Fund’s Adviser has notice of the proxy in advance of the record date, a Fund’s Adviser may terminate a loan in advance of the record date if the Fund’s Adviser determines the vote is considered material with respect to an investment.

Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or fails financially. This risk is increased when a Fund’s loans are concentrated with a single or limited number of borrowers. The earnings on the collateral invested may not be sufficient to pay fees incurred in connection with the loan. Also, the principal value of the collateral invested may decline and may not be sufficient to pay back the borrower for the amount of collateral posted. There are no limits on the number of borrowers a Fund may use and a Fund may lend securities to only one or a small group of borrowers. In addition, loans may be made to affiliates of Citibank as identified. Funds participating in securities lending bear the risk of loss in connection with investments of the cash collateral received from the borrowers, which do not trigger additional collateral requirements from the borrower.

To the extent that the value or return of a Fund’s investments of the cash collateral declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. In situations where the Adviser does not believe that it is prudent to sell the cash collateral investments in the market, a Fund may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause the Fund to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Effective immediately, the following disclosure is added after “Transfer Agent” in Part II of the Statement of Additional Information:

SECURITIES LENDING AGENT

To generate additional income, the Funds may lend up to 33  1/3% of their total assets pursuant to agreements (“Borrower Agreements”) requiring that the loan be continuously secured by cash. Citibank serves as securities lending agent pursuant to the Securities Lending Agency Agreement effective June 18, 2018, as amended effective October 4, 2018. The Funds did not loan their securities or employ Citibank during their most recent fiscal year. To the extent that the Funds engage in securities lending during the current fiscal year, information concerning the amounts of income and fees/compensation related to securities lending activities will be included in the SAI in the Funds’ next annual update to its registration statement.

Under the Securities Lending Agency Agreement, Citibank acting as agent for the Funds, loans securities to approved borrowers pursuant to Borrower Agreements substantially in the form approved by the Board of Trustees in exchange for collateral. During the term of the loan, the Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn loan fees and income on the investment of cash collateral in accordance with investment guidelines contained in the Securities Lending Agency Agreement. The Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment to the Funds). The net income earned on the securities lending (after payment of rebates and the lending agent’s fee) is included in the Statement of Operations as income from securities lending (net in the Fund’s financial statements). Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments (in the Fund’s financial statements).

Under the Securities Lending Agency Agreement, Citibank is entitled to a fee equal to 8% of (i) the investment income (net of rebates) on cash collateral delivered to Citibank on the Fund’s behalf in respect of any loans by the Borrowers; and (ii) fees paid by a Borrower with respect to a loan for which non-cash collateral is provided (to the extent that the Funds subsequently authorize Citibank to accept non-cash collateral for securities loans).

Effective immediately, the following disclosure is added at the end of the fourth paragraph in “Fund Distributions” in Part II of the Statement of Additional Information:

The amount of a Fund’s distributions that would otherwise qualify for this favorable tax treatment may be reduced as a result of a Fund’s securities lending activities or high portfolio turnover rate.

In addition, the following disclosure is added at the end of the tenth paragraph in “Fund Distributions” in Part II of the Statement of Additional Information:

The amount eligible for the dividends-received deduction may also be reduced as a result of a Fund’s securities lending activities or high portfolio turnover rate.

In addition, the following disclosure is added as the last sentence of the first paragraph in “Foreign Taxes” in Part II of the Statement of Additional Information:

Any foreign taxes withheld on payments made “in lieu of” dividends or interest with respect to loaned securities will not qualify for the pass-through of foreign tax credits to shareholders.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENTS OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE